Submission	Sep. 06, 2024
Submission [Line Items]
Central Index Key	0000927653
Registrant Name	MCKESSON CORP
Registration File Number	333-269523
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES